Lease Obligations and Commitments	6 Months Ended
Jun. 30, 2022
Lease Obligations And Commitments [Abstract]
LEASE OBLIGATIONS AND COMMITMENTS
19.	LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities

$
Lease liabilities recognized as of January 1, 2021	641,251
Lease payments made	(251,383)
Interest expense on lease liabilities	39,836
Foreign exchange adjustment	(61,821)
Lease liabilities recognized as of January 1, 2022	367,883
Lease payments made	(128,608)
Interest expense on lease liabilities	12,821
252,096
Less: current portion	(252,096)
At June 30, 2022 – non-current portion	0

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to July of 2022 at a monthly fee of CAD $7,000 plus GST per month.

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, California. Under the terms of the agreement the Company will pay $17,324 per month commencing on October 1, 2017 until June 30, 2023.

Year	Amount
($)
2022 (remaining)	131,576
2023	131,576